Cash and cash equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 220.7	€ 254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	€ 221.0	€ 254.2